UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: March 30

Date of reporting period: September 30, 2025

Item 1.	Report to Stockholders.

(a)

North Shore Equity Rotation ETF Tailored Shareholder Report

North Shore Equity Rotation ETF

Ticker: KOOL

Exchange: NYSE Arca

semi-annual shareholder report September 30, 2025

This semi-annual shareholder report contains important information about North Shore Equity Rotation ETF for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at kooletf.com. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
North Shore Equity Rotation ETF	$50	0.90%

What did the Fund invest in?

(as of September 30, 2025)

Sector Breakdown (% of net assets)

Technology
21.2%
Financials
20.9%
Communications
12.0%
Industrials
8.7%
Health Care
8.0%
Consumer Discretionary
7.9%
Utilities
5.2%
Energy
5.2%
Materials
4.4%
Consumer Staples
4.3%
Other
2.2%

Top Ten Holdings	(% of net assets)
iShares Core S&P 500 ETF	6.5%
NVIDIA Corp	5.5%
Microsoft Corp	4.4%
Quanta Services Inc	3.9%
Health Care Select Sector SPDR Fund	3.8%
Cameco Corp	3.8%
Technology Select Sector SPDR Fund	3.7%
Apple Inc	3.7%
Amazon.com Inc	3.6%
Uber Technologies Inc	3.3%

Key Fund Statistics
(as of September 30, 2025)

Net Assets	$52,174,176
Number of Holdings	55
Net Advisory Fee	$83,766
Portfolio Turnover Rate	58.09%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit kooletf.com.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements

For the semi-annual period ended September 30, 2025

The financial statements and other information contained herein are submitted for the general information of the shareholders of the North Shore Equity Rotation ETF (the “Fund” or “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the ETF nor the ETF’s distributor is a bank.

The ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the ETF, including its principals, and Capital Investment Group, Inc.

Schedule of Investments (unaudited)
As of September 30, 2025
	Shares	Value
Common Stocks - 76.90%
Communications - 11.97%
Alphabet Inc	4,619	$1,122,879
AT&T Inc	34,838	983,825
Meta Platforms Inc	1,481	1,087,617
Pinterest Inc (a)	40,544	1,304,300
Uber Technologies Inc (a)	17,828	1,746,609
		6,245,230
Consumer Discretionary - 7.87%
Amazon.com Inc (a)	8,468	1,859,319
Kontoor Brands Inc	14,936	1,191,445
McDonald’s Corp	3,477	1,056,626
		4,107,390
Consumer Staples - 2.02%
Walmart Inc	10,219	1,053,170

Energy - 5.16%
EQT Corp	10,900	593,287
Kinder Morgan Inc	44,400	1,256,964
Valero Energy Corp	4,954	843,468
		2,693,719
Financials - 12.48%
Aon PLC	3,372	1,202,388
Bank of America Corp	20,731	1,069,512
Berkshire Hathaway Inc (a)	2,403	1,208,084
Capital One Financial Corp	4,288	911,543
Houlihan Lokey Inc	5,494	1,128,028
Raymond James Financial Inc	5,746	991,760
		6,511,315
Health Care - 4.18%
Alnylam Pharmaceuticals Inc (a)	2,481	1,131,336
Johnson & Johnson	5,644	1,046,510
		2,177,846
Industrials - 8.69%
GE Vernova Inc	2,730	1,678,677
Huntington Ingalls Industries Inc	2,836	816,513
Quanta Services Inc	4,911	2,035,217
		4,530,407
Materials - 3.77%
Cameco Corp	23,438	1,965,510

Technology - 17.54%
Apple Inc	7,509	1,912,017
Cadence Design Systems Inc (a)	2,472	868,315
Microsoft Corp	4,387	2,272,247
NVIDIA Corp	15,353	2,864,563
Universal Display Corp	8,594	1,234,356
		9,151,498
Utilities - 3.22%
Duke Energy Corp	6,176	764,280
NextEra Energy Inc	12,164	918,260
		1,682,540
Total Common Stocks (Cost $32,892,734)		40,118,625

Exchange-Traded Products - 22.48%
Consumer Staples - 2.30%
Consumer Staples Select Sector SPDR Fund	15,338	1,202,039

Schedule of Investments (unaudited) (continued)
As of September 30, 2025
	Shares	Value
Exchange-Traded Products (continued)
Financials - 8.39%
iShares Core S&P 500 ETF	5,100	$3,413,430
Janus Henderson AAA CLO ETF	18,950	962,281
		4,375,711
Health Care - 3.83%
Health Care Select Sector SPDR Fund	14,381	2,001,404

Materials - 0.61%
Materials Select Sector SPDR Fund	3,541	317,344

Real Estate - 1.67%
Real Estate Select Sector SPDR Fund	20,627	869,016

Technology - 3.67%
Technology Select Sector SPDR Fund	6,793	1,914,675

Utilities - 2.01%
Utilities Select Sector SPDR Fund	12,035	1,049,572
Total Exchange-Traded Products (Cost $11,176,615)		11,729,761

Investments, at Value (Cost $44,069,349) - 99.38%		51,848,386
Options Written (Premiums Received $35,830) - (0.03)%		(15,108)
Other Assets Less Liabilities - 0.65%		340,898
Net Assets - 100.00%		$52,174,176

(a)	Non-income producing security

Statement of Assets and Liabilities (unaudited)
As of September 30, 2025
Assets:
Investments, at value	$51,848,386
Cash	451,643
Receivables:
Dividends	155
Interest	801
Total assets	52,305,728
Liabilities:
Options written, at value	15,108
Accrued expenses:
Advisory fees	16,838
Professional fees	13,400
Trustee fees and meeting expenses	3,780
Operational expenses	19,108
Other expenses	423
Total liabilities	131,552
Total Net Assets	$52,174,176
Net Assets Consist of:
Paid in capital	$42,497,942
Accumulated earnings	9,676,234
Total Net Assets	$52,174,176
ETF Shares Outstanding, no par value
(unlimited authorized shares)	4,120,000
Net Asset Value, Per Share	$12.66
Investments, at cost	$44,069,349
Options written, premiums received	$35,830

Statement of Operations (unaudited)
For the period ended September 30, 2025
Investment Income:
Dividends	$319,986
Interest	1,871
Total Investment Income	321,857
Expenses:
Advisory fees	182,208
Administration fees	23,278
Professional fees	20,528
Custody fees	6,689
Distribution fees	9,480
Compliance fees	29,146
Fund Accounting Fee	15,971
Transfer agent fees	8,169
Shareholder fulfillment fees	3,111
Trustee fees and meeting expenses	4,392
Security pricing fees	7,416
Insurance fees	2,013
Registration and filing expenses	2,494
Other expenses	2,197
Total Expenses	317,092
Fees waived by Advisor	(98,442)
Net Expenses	218,650
Net Investment Income	103,207
Realized and Unrealized Gain on Investments:
Net realized gain from:
Investment transactions	853,497
Options written	164,322
In-kind transactions	1,463,170
Total realized gain	2,480,989

Net change in unrealized appreciation on:
Investment transactions	7,691,828
Options written	4,274
Total change in unrealized appreciation	7,696,102
Net Realized and Unrealized Gain on Investments	10,177,091
Net Increase in Net Assets Resulting from Operations	$10,280,298

Statements of Changes in Net Assets (unaudited)
For the fiscal periods ended	Sep-30-2025 (a)	Mar-31-2025
Operations:
Net investment income	$103,207	$250,628
Net realized gain from investment transactions	853,497	(806,070)
Net realized gain from options written	164,322	190,783
Net realized gain from in-kind transactions	1,463,170	2,008,363
Capital gain distributions from underlying funds	—	—
Net change in unrealized appreciation on investments	7,696,102	103,656
Net Increase in Net Assets Resulting from Operations	10,280,298	1,747,360
Distributions to Shareholders From:
Distributable Earnings	(95,426)	(247,635)
Net Decrease in Net Assets Resulting from Distributions	(95,426)	(247,635)
Capital Share Transactions:
Shares sold	6,812,704	52,723,830
Shares repurchased	(6,647,681)	(12,399,274)
Net Increase in Net Assets Resulting from Capital Share Transactions	165,023	40,324,556
Net Increase (Decrease) in Net Assets	10,349,895	41,824,281
Net Assets:
Beginning of Period	41,824,281	—
End of Period	$52,174,176	$41,824,281
Share Information:
Shares sold	580,000	5,190,000
Shares repurchased	(530,000)	(1,120,000)
Net Increase (Decrease) in Capital Shares	50,000	4,070,000
(a)	Unaudited

Financial Highlights
	September 30,	March 31,
For a share outstanding during the period ended	2025(a)(b)	2025(a)
Net Asset Value, Beginning of Period	$10.28	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (a)	0.02	0.07
Net realized and unrealized gain (loss) on investments	2.38	0.28
Total from Investment Operations	2.40	0.35
Less Distributions From:
Net investment income	(0.02)	(0.07)
Total Distributions	(0.02)	(0.07)
Net Asset Value, End of Period	$12.66	$10.28
Total Return	23.46%	3.40%
Net Assets, End of Period (in thousands)	$52,174	$41,824
Ratios of:
Gross Expenses to Average Net Assets	1.30%	1.35%
Net Expenses to Average Net Assets	0.90%	0.90%
Net Investment Income (Loss) to Average Net Assets	0.42%	0.64%
Portfolio turnover rate	58.09%	71.05%
(a)	Calculated using the average shares method.
(b)	Unaudited

Notes to Financial Statements (unaudited)

As of September 30, 2025

1.	Organization and Significant Accounting Policies

The North Shore Equity Rotation ETF, an actively managed exchange-traded fund (the “ETF”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on April 1, 2024. The investment objective of the ETF is to seek to achieve long-term capital appreciation by investing in various sectors of the equity market. The ETF seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. and foreign equity securities.

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol KOOL, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

Creation Transaction Fees

A fixed creation transaction fee of $250 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation

The ETF’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”). A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of an ETF’s assets that may be invested in other mutual funds, the value of the ETF’s shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF’s shares in the non-registered vehicles are fair valued at NAV.

With respect to an ETF’s assets invested directly in securities, the ETF’s investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Fair Value Measurement

The ETF has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Notes to Financial Statements (unaudited)

As of September 30, 2025

Various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the ETF has the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.
Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the ETF’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2025 for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$40,118,625	$40,118,625	$—	$—
Exchange-Traded Products*	11,729,761	11,729,761	—	—
Total Assets	$51,848,386	$51,848,386	$—	$—
Liabilities
Options Written	$(15,108)	$—	$(15,108)	$—
Total Liabilities	$(15,108)	$—	$(15,108)	$—

*Refer to the Schedules of Investments for a breakdown by sector.

(a)	The ETF held no Level 3 securities during the period ended September 30, 2025.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The ETF may declare and distribute dividends from net investment income, if any, quarterly. The ETF generally declares and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Notes to Financial Statements (unaudited)

As of September 30, 2025

2.	Risk Considerations

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Foreign Securities Investment Risk. Returns on investment in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

●	Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

●	Depositary Receipts Risk: The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

●	Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

●	Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investment in securities of non-U.S. issuers involve certain risk that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting, and investor protection standards than U.S. issuers.

●	Political and Economic Risk: The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events, and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Sector Focus Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

●	Consumer Discretionary. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending. These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

●	Consumer Staples. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending. These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability. The success of food, household, and personal product companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

●	Financial. Companies in this sector are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings.

Notes to Financial Statements (unaudited)

As of September 30, 2025

●	Healthcare. Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.

●	Information Technology. The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

●	Materials. Companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

●	Real Estate. Companies in this sector are subject to risks related to possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

●	Utilities. Companies in this sector are subject to risks related to government regulation. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily follow changes in financing costs after a delay, which can adversely affect earnings and dividends when costs are rising. Utility companies that have experienced deregulation in recent years may be subject to greater competition if they have diversified outside of original geographic regions and traditional lines of business. In such cases, these companies may earn more than their traditional regulated rates of return but may also be forced to defend their core business and be less profitable.

Convertible Securities Risk. Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund or a Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

Risks from Selling or Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option.

Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Notes to Financial Statements (unaudited)

As of September 30, 2025

Hedging Risk. Techniques used by Advisor to hedge the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the hedging techniques in a timely manner.

Preferred Securities Risk. Investing in preferred securities involves the following risks: (i) certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred securities may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; (iv) preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities; and (v) preferred securities may have a negative yield to call (negative return the Fund receives if the security is held until the call date), which could result in losses for the Fund and its shareholders if an issuer elects to call the security.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be shorting the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

Securities Lending Risk. There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks. As a result of being structured as an ETF, the ETF is subject to special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

Notes to Financial Statements (unaudited)

As of September 30, 2025

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

■	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

■	The market price for the Fund’s shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

■	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV. This adverse effect on liquidity may also widen the bid ask spread and further exacerbate the difference between the market vale of the Fund’s Shares and the Fund’s NAV.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Cyber Security Risk. The Fund is susceptible to operational risk through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding buy may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or subadvisor, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed. The Fund has no direct control over the cyber security systems of issuers or third-party service providers.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Advisor’s decisions relating to the Fund’s duration will also affect the Fund’s yield, and in unusual circumstances will affect its share price. To the extent that the Advisor anticipates interest rates imprecisely, the Fund’s yield at times could lag those of other similarly managed funds. The judgments of portfolio managers regarding the attractiveness, value, and potential appreciation of a particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

Notes to Financial Statements (unaudited)

As of September 30, 2025

Market Risk. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

New Fund Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, the Advisor is paid a monthly management fee from the ETF based on a percentage of the ETF’s average daily net assets calculated at an annual rate. See the table below for the advisory fee rate and amounts earned by the Advisor from the ETF during the fiscal period ended September 30, 2025:

Fund	Advisory Fee Rate	Amount Earned	Amount Waived by Advisor	Expenses Reimbursed by Advisor
North Shore Equity Rotation ETF	0.75%	$182,208	$98,442	$—

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its management fees and to assume other expenses of the ETF, if necessary, in an amount that limits the ETF’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of each Fund officers and Trustees and contractual indemnification of the ETF service providers (other than the Advisor)) to not more than 0.90% of the average daily net assets of the ETF. Net annual operating expenses for the ETF may exceed these limits to the extent that the ETF incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through July 31, 2026, and may be terminated by the Board of Trustees at any time for any reason. In consideration of the Advisor’s agreement to limit the ETF’s expenses, the ETF has agreed to repay the Advisor in the amount of any fees waived and the ETF expenses paid or absorbed, such to the limitations that: (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred, and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.

4.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings. Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal period ending September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non- U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$28,682,525	$28,128,895	$—	$—	$6,228,531	$6,345,379

Notes to Financial Statements (unaudited)

As of September 30, 2025

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

For the fiscal period ending September 30, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

Cost of Investments	$44,033,519
Gross Unrealized Appreciation	8,180,616
Gross Unrealized Depreciation	(380,858)
Net Unrealized Appreciation (Depreciation)	7,799,758

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

8.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Additional Information (unaudited)

As of September 30, 2025

Changes In and Disagreements with Accountants

No changes during the period.

Matters Submitted for Shareholder Vote

Not applicable

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the period of this report was $4,392. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Approval of Investment Advisory Agreement

Not applicable

North Shore Equity Rotation ETF

P.O. Box 4365

Rocky Mount, NC 27803-0365

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at www.kooletf.com or by calling 800-773-3863. The prospectus should be read carefully before investing.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosure For Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: November 28, 2025	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: November 28, 2025	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: November 28, 2025	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer